Financial Risk Management - Sensitivity to Changes In Fair Value From Short-term Investments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Impact on loss before tax, decrease	$ 25